Earnings per share (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number of shares used in the earnings per share calculations
Weighted average shares outstanding	169.5	168.8	166.3
Dilutive effect of weighted average number of stock options	1.1	0.4	0.5
Weighted average diluted shares outstanding	170.6	169.2	166.8
Earnings Per Share (Textual) [Abstract]
Dilutive options outstanding	4.7	2.7	1.6
Stock Option
Earnings Per Share (Textual) [Abstract]
Number of options excluded from the computation of diluted earnings per share	1.4	0.9	2.5
TSARs
Earnings Per Share (Textual) [Abstract]
Number of options excluded from the computation of diluted earnings per share	0.3	3.6	1.3